Employee Benefit Plans - Summary of the Company's Plan Assets for Estimated Fair Values and the Valuation Input Levels (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated fair value	$ 141,859	$ 132,389
Level 1 [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated fair value	3,946	989
Level 1 [Member] | U.S Equity [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated fair value	5,777	21,784
Level 1 [Member] | International Equity [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated fair value	6,343	24,500
Level 1 [Member] | U.S. Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated fair value	114,586	69,097
Level 1 [Member] | U.S. Debt [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated fair value	3,946	989
Level 1 [Member] | International Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated fair value	11,533	6,917
Level 1 [Member] | Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated fair value	3,620	10,091
Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated fair value	135,054	125,810
Level 2 [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated fair value		4,221
Level 2 [Member] | International Equity [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated fair value	48,260	49,839
Level 2 [Member] | International Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated fair value	86,640	74,897
Level 2 [Member] | Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated fair value	154	1,074
Level 2 [Member] | Other [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated fair value		$ 4,221